Note 7. Significant Customers	12 Months Ended
Dec. 31, 2012
Concentration Risk Disclosure [Text Block]
Note 7. SIGNIFICANT CUSTOMERS

The Company’s largest customer accounted for 30%, 12% and 21% of total revenues in 2012, 2011 and 2010, respectively, and 20% and 8% of total accounts receivable as of December 31, 2012 and December 31, 2011, respectively.   The second largest customer accounted for 15%, 22% and 29% of the total revenue in 2012, 2011 and 2010, respectively, and 29% and 41% of the total accounts receivable as of December 31, 2012 and December 31, 2011, respectively.  The third largest customer accounted for 12%, 14% and 10% of total revenue in 2012, 2011 and 2010. respectively and 6% and 9% of the total accounts receivable as of December 31, 2012 and December 2011 respectively.  The next largest customer accounted for 11%, 16% and 9% of the total revenue in 2012, 2011 and 2010, respectively, and 16% and 14% of the total accounts receivable as of December 31, 2012 and December 2011, respectively.   No other customer accounted for more than 10% of sales in 2012, 2011 or 2010.